1. NATURE OF OPERATIONS, HISTORY AND PRESENTATION	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION

Nature of Operations

Promap Corporation (“Promap”, “the Company” “we” or “us”) was incorporated in the State of Colorado on November 12, 1987. Prior to December 31, 2013, the Company was an independent GIS and custom draft energy mapping company for the oil and gas industry in the United States and Canada.  The Company provided hard copy and digital format oil and gas production maps which cover various geologic basins in numerous areas including: Denver Basin, Powder River Basin, Michigan Basin, Williston Basin, Arkoma Basin, Illinois Basin, Cincinnati Arch, Uintah - Piceance Basins and The Nevada Basin.  The Company also provided maps of the North American Coal Basin and Coal Bed Methane Activity and North American Devonian - Mississippian Shale Map with detailed pipeline locations.

On August 14, 2013, the Company acquired 94% of the issued and outstanding share capital of Advanced Cannabis Solutions (“ACS”) (“the Share Exchange Agreement”), a development-stage company, planning to provide real estate leasing services to the regulated cannabis industry throughout the United States. While the Company will continue to provide energy mapping services on an ongoing basis as a non-core activity, it is planned that the  combined companies will focus on ACS’ business plan as its core activity and operate under the name Advanced Cannabis Solutions, Inc. The Company has completed a change in trading symbol to CANN (OTCBB) and has completed its official name change.

The Share Exchange Agreement has been accounted for as a reverse acquisition and recapitalization using accounting principles applicable to reverse acquisition. Under reverse acquisition accounting, ACS, the legal acquiree, is treated as the accounting acquirer of the Company. Consequently, ACS’ financial results are disclosed for all periods presented, while the Company’s financial results have only been consolidated with those of the existing ACS business from August 14, 2013 onward. All outstanding shares have been restated to reflect the effect of the Agreement.

ACS was incorporated in the State of Colorado on June 5, 2013. As a development-stage company, ACS plans to provide real estate leasing services to the regulated cannabis industry throughout the United States by purchasing real estate assets and leasing growing space and related facilities to licensed marijuana growers and dispensary owners for their operations.  In addition, ACS plans to provide a variety of ancillary services to the industry, including the development of a proprietary line of grow mediums and plant nutrient lines, product tracking technology, and comprehensive consulting services to current and future cannabis entrepreneurs.

In the period from July through September, 2013, the Company raised $973,000 in capital by issuing 973,000 shares of common stock at $1.00 per share through a private placement.  These funds allowed us to rent offices, hire our executive team, and fund the initial operation of the Company.  In addition, we raised $530,000 in debt through the issuance of 12% convertible notes in December, 2013.  We also purchased our first commercial property on December 31, 2013, consisting of a 5,000 square foot facility located in Pueblo West, Colorado.  This property was leased on the same day to an established grower under an eight year lease averaging $9,588 per month.  The Company is currently in the process of negotiating several additional real estate purchases.

Our initial focus will be on opportunities within Colorado, which has allowed its citizens to use medical marijuana since 2000. Voters in Colorado approved a ballot measure in November 2012 to legalize marijuana for adult use. Starting Jan 1, 2014, adult Colorado citizens and visiting adults became able to purchase marijuana without any medical licenses. Several studies have predicted that the retail cannabis market in Colorado will increase from $200 million annually to over $900 million after the new law takes effect. While the national regulated cannabis market is estimated to be $1.5 billion annually, many experts expect it to reach $30 billion by 2018 as additional states approve cannabis use for its citizens.

ACS will not grow, harvest, distribute or sell cannabis or any substances that violate United States law or the Controlled Substances Act, nor does it intend to do so in the future.

1.   NATURE OF OPERATIONS, HISTORY AND PRESENTATION

Nature of Operations

Advanced Cannabis Solutions, Inc. (“ACS,” the “Company,” “we” or “us”) was incorporated in the State of Colorado on June 5, 2013 (“Inception”). ACS provides real estate leasing services to the regulated cannabis industry throughout the United States by purchasing real estate assets and leasing growing space and related facilities to licensed marijuana growers and dispensary owners for their operations. In addition, ACS plans to provide a variety of ancillary services to the industry, including the development of a proprietary line of grow mediums and plant nutrient lines, product tracking technology, and comprehensive consulting services to current and future cannabis entrepreneurs.

While ACS does not grow, harvest, distribute or sell cannabis or any substances that violate United States law or the Controlled Substances Act, nor does it intend to do so in the future, ACS may be irreparably harmed by a change in enforcement by the federal or state governments.

Reverse merger

Promap Corporation (“Promap” or “the Predecessor Company”) was incorporated in the State of Colorado on November 12, 1987. Promap was an independent GIS and custom draft energy mapping company for the oil and gas industry in the United States and Canada.

On August 14, 2013, Promap, in a share exchange agreement (“the Share Exchange Agreement”) acquired 94% of the issued and outstanding share capital of Advanced Cannabis Solutions, Inc. (“ACSI”), a private Colorado corporation. On November 9, 2013, Promap acquired the remaining 6% of the share capital of ACSI. It was planned that the ongoing Company operations would focus on ACSI’s business plan as its core activity and operate under the name ACS. On March 27, 2014 the Securities and Exchange Commission (“SEC” or “Commission”) issued a trading halt order on the Company’s common stock, and issued a statement that they were investigating affiliated shareholders who may have made illegal sales of common stock. The order was not directed at the management of the Company and is considered a private investigation. The common stock began trading again, unlisted, on the OTC on April 10, 2014. The Company has completed a change in trading symbol to CANN (OTCBB) and has completed its official name change. In December 2013 the previous oil and gas mapping operations of Promap, as described above, were sold to the former Chief Executive Officer of Promap.

The Share Exchange Agreement has been accounted for as a reverse acquisition and recapitalization using accounting principles applicable to reverse acquisitions. Under reverse acquisition accounting, ACS, the acquired entity, is treated as the accounting acquirer of Promap. Consequently, the accompanying condensed consolidated financial statements reflect only the operations of ACS for all periods presented, as they replace the historical financial statements of Promap, the legal acquirer.